UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________ to _____________

Date of Report (Date of earliest event reported) _______________

Commission File Number of securitizer: ________________

Central Index Key Number of securitizer: _______________

Name and telephone number, including area code, of the
person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001420811

OnDeck Asset Securitization Trust II, LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _____________

Central Index Key Number of underwriter (if applicable): _____________

Kenneth A. Brause, (888) 269-4246

Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is Independent Accountant’s Report on Applying Agreed-Upon Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
On Deck Capital, Inc. (Securitizer)
Date March 11, 2020
/s/ Kenneth A. Brause (Signature)*
Name: Kenneth A. Brause
Title: Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description

99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures.